Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
December 21, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK No. 0000842790
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class, as applicable, of Invesco High Yield Securities Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund and Invesco Van Kampen High Yield Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 51 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 51 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission December 21, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at(713) 214-1968.

Sincerely,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel